Description of Business (Details Narrative) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2021	Dec. 31, 2018	Nov. 15, 2018
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		23
Number of vessels owned	68
Weighted average capacity	16 years 8 months 12 days
Seven Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		7
Capacity in TEUs		6,000
Twelve Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		12
Four Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		4
Capacity in TEUs		5,470
Four New Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased	4
Capacity in TEUs	8,544
Aggregate purchase price	$ 123,300
Date of Delivery	which were delivered in various dates in May and June 2023
Poseidon Transaction [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased				20
Poseidon Transaction [Member] | Argos [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels sold			1